Related Party Transactions (Details) - USD ($)		1 Months Ended	12 Months Ended
		Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Related party transactions
Legal transfer of investee and recognition of due to SINA	[1]					$ 10,080,000
Costs and expenses allocated from SINA			$ 24,678,000	$ 42,360,000		44,305,000
Interest expense on amount due to SINA			0	2,838,000		6,709,000
Repayment of amount due to SINA			2,863,000	269,042,000	[1]	159,816,000	[1]
Outstanding balance due to or from related parties
Amount due to SINA			12,188,000	24,279,000	[2]
Due to related parties			16,000,000	5,800,000
SINA
Related party transactions
Revenue billed through SINA			22,114,000	4,057,000		851,000
Deemed contribution from SINA	[1]			61,176,000		13,092,000
Costs and expenses allocated from SINA			24,678,000	42,360,000		44,305,000
Other costs and expenses billed by SINA			29,400,000
Interest expense on amount due to SINA				2,838,000		6,709,000
Repayment of amount due to SINA			2,863,000	276,614,000		159,816,000
Interest waived						8,500,000
Outstanding balance due to or from related parties
Amount due to SINA			12,188,000	24,279,000
Accounts receivable due from related parties			31,000	3,151,000
SINA | Transfer of Equity Interest in Weibo Interactive
Related party transactions
Legal transfer of investee and recognition of due to SINA						10,080,000
Percentage of equity interest transferred to Group		100.00%
SINA | Transfer of Equity Interest in Weibo Funds
Related party transactions
Legal transfer of investee and recognition of due to SINA				22,565,000		17,506,000
SINA | Weibo Interactive
Related party transactions
Consideration for step-up acquisition						4,600,000
Alibaba
Related party transactions
Advertising and marketing revenues from related party			143,650,000	107,587,000	[3]	49,135,000	[3]
Deemed contribution from Alibaba	[1]			15,300,000
Services provided by Alibaba			4,515,000	128,000
Outstanding balance due to or from related parties
Accounts receivable due from related parties			54,052,000	64,725,000
Alibaba | Strategic cooperation with Alibaba
Related party transactions
Advertising and marketing revenues from related party			137,400,000	107,600,000		49,100,000
Other related parties
Related party transactions
Advertising and marketing revenues from related party			29,200,000	27,600,000		2,300,000
Outstanding balance due to or from related parties
Other revenues from related party			2,100,000	1,500,000		0
Amount of promotional services from related parties			7,800,000	11,200,000		$ 900,000
Due from related parties			$ 33,900,000	$ 15,400,000

[1]	The above consolidated statements of cash flows present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).
[2]	The above consolidated balance sheets present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).
[3]	The above consolidated statements of income (loss) and comprehensive income (loss) present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).